Discontinued Operations - Schedule of Net Assets Deconsolidated (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 14, 2023
Assets:
Cash and cash equivalents and segregated cash				$ 7,162,982
Receivables from brokers, dealers, and clearing organizations				479,145
Prepaid expenses and other assets				666,872
Right-of-use asset				173,623
Liabilities:
Accrued expenses and other current liabilities				(1,290,637)
Operating lease liabilities	$ (12,993,452)	$ (15,408,514)	$ (13,068,572)	(177,391)
Net assets distributed				$ 7,014,594